JPMorgan SMID Cap Equity Fund

(formerly known as JPMorgan Intrepid Mid Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.5%
Airlines — 0.7%
Alaska Air Group, Inc. *	43	2,962

Automobiles — 1.2%
Thor Industries, Inc.	35	4,742

Banks — 7.6%
Commerce Bancshares, Inc.	41	3,127
Cullen/Frost Bankers, Inc.	29	3,110
First Horizon Corp.	373	6,303
ServisFirst Bancshares, Inc.	74	4,535
Signature Bank	20	4,556
SVB Financial Group *	9	4,524
Western Alliance Bancorp	56	5,278

		31,433

Building Products — 2.5%
Fortune Brands Home & Security, Inc.	51	4,912
Lennox International, Inc.	17	5,224

		10,136

Capital Markets — 7.2%
FactSet Research Systems, Inc.	16	4,900
Focus Financial Partners, Inc., Class A *	87	3,602
Lazard Ltd., Class A	120	5,226
LPL Financial Holdings, Inc.	42	5,957
Moelis & Co., Class A	59	3,245
Morningstar, Inc.	18	4,142
StepStone Group, Inc., Class A	77	2,730

		29,802

Chemicals — 1.0%
Axalta Coating Systems Ltd. *	139	4,122

Commercial Services & Supplies — 5.5%
Driven Brands Holdings, Inc. *	112	2,843
IAA, Inc. *	85	4,666
MSA Safety, Inc.	30	4,442
Stericycle, Inc. *	52	3,538
Waste Connections, Inc.	67	7,249

		22,738

Construction & Engineering — 1.2%
WillScot Mobile Mini Holdings Corp. *	184	5,096

Containers & Packaging — 3.1%
AptarGroup, Inc.	45	6,397
Crown Holdings, Inc.	48	4,617
Pactiv Evergreen, Inc.	136	1,866

		12,880

Distributors — 3.1%
LKQ Corp. *	132	5,581
Pool Corp.	21	7,154

		12,735

Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc. *	33	5,578

Electrical Equipment — 1.3%
Generac Holdings, Inc. *	16	5,393

Electronic Equipment, Instruments & Components — 1.0%
Cognex Corp.	50	4,152

Equity Real Estate Investment Trusts (REITs) — 6.1%
American Campus Communities, Inc.	64	2,764
CubeSmart	110	4,150
EastGroup Properties, Inc.	33	4,690
Mid-America Apartment Communities, Inc.	36	5,215
National Retail Properties, Inc.	105	4,648
Outfront Media, Inc. *	174	3,803

		25,270

Food & Staples Retailing — 4.1%
BJ’s Wholesale Club Holdings, Inc. *	123	5,536
Casey’s General Stores, Inc.	20	4,385
Performance Food Group Co. *	123	7,108

		17,029

Food Products — 1.2%
Lamb Weston Holdings, Inc.	64	4,992

Gas Utilities — 1.2%
Atmos Energy Corp.	50	4,933

Health Care Equipment & Supplies — 3.8%
ICU Medical, Inc. *	17	3,391
Ortho Clinical Diagnostics Holdings plc *	124	2,389
STERIS plc	25	4,740
West Pharmaceutical Services, Inc.	18	4,981

		15,501

Health Care Providers & Services — 5.2%
Centene Corp.*	44	2,801
Chemed Corp.	9	4,212
Encompass Health Corp.	71	5,850
Molina Healthcare, Inc. *	29	6,850
Premier, Inc., Class A	48	1,622

		21,335

Health Care Technology — 0.6%
Certara, Inc. *	83	2,265

Hotels, Restaurants & Leisure — 2.4%
Planet Fitness, Inc., Class A*	34	2,600
Vail Resorts, Inc. *	13	3,823
Wendy’s Co. (The)	172	3,480

		9,903

Household Products — 1.0%
Reynolds Consumer Products, Inc.	133	3,947

Insurance — 2.4%
Kinsale Capital Group, Inc.	28	4,650
RLI Corp.	46	5,083

		9,733

Internet & Direct Marketing Retail — 0.5%
Chewy, Inc., Class A *	24	2,047

IT Services — 4.4%
Black Knight, Inc. *	62	4,608
Broadridge Financial Solutions, Inc.	36	5,544
Jack Henry & Associates, Inc.	16	2,363
WEX, Inc. *	27	5,625

		18,140

JPMorgan SMID Cap Equity Fund

(formerly known as JPMorgan Intrepid Mid Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Leisure Products — 1.4%
Brunswick Corp.	59	5,585

Life Sciences Tools & Services — 1.2%
Syneos Health, Inc. *	63	4,807

Machinery — 9.8%
Douglas Dynamics, Inc.	47	2,187
IDEX Corp.	23	4,911
Lincoln Electric Holdings, Inc.	52	6,412
Nordson Corp.	24	4,815
RBC Bearings, Inc. *	25	4,898
Snap-on, Inc.	16	3,662
Toro Co. (The)	88	9,035
Woodward, Inc.	40	4,820

		40,740

Pharmaceuticals — 1.4%
Catalent, Inc. *	53	5,593

Professional Services — 1.4%
TransUnion	62	5,598

Real Estate Management & Development — 0.9%
Cushman & Wakefield plc *	219	3,567

Road & Rail — 2.1%
Knight-Swift Transportation Holdings, Inc.	102	4,928
Landstar System, Inc.	22	3,632

		8,560

Semiconductors & Semiconductor Equipment — 2.1%
CMC Materials, Inc.	29	5,213
Monolithic Power Systems, Inc.	9	3,342

		8,555

Software — 7.9%
Aspen Technology, Inc. *	35	5,101
Envestnet, Inc. *	53	3,816
Guidewire Software, Inc. *	38	3,812
PTC, Inc. *	27	3,766
Q2 Holdings, Inc. *	44	4,412
SS&C Technologies Holdings, Inc.	107	7,454
Tyler Technologies, Inc. *	10	4,141

		32,502

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc. *	28	2,461

TOTAL COMMON STOCKS (Cost $329,436)		404,832

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)(Cost $5,011)	5,009	5,012

Total Investments — 99.7% (Cost $334,447)		409,844
Other Assets Less Liabilities — 0.3%		1,284

Net Assets — 100.0%		411,128

Percentages indicated are based on net assets.

JPMorgan SMID Cap Equity Fund

(formerly known as JPMorgan Intrepid Mid Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
*	Non-income producing security.

JPMorgan SMID Cap Equity Fund

(formerly known as JPMorgan Intrepid Mid Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$409,844	$—	$—	$409,844

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$4,828	$124,185	$123,999	$(1)	$(1)	$5,012	5,009	$9	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	15,004	34,100	49,100	(1)	(3)	—	—	13	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	5,757	66,307	72,064	—	—	—	—	1	—

Total	$25,589	$224,592	$245,163	$(2)	$(4)	$5,012		$23	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.